SCHEDULE OF COMMON STOCK AND PRE-FUNDED WARRANTS (Details) - USD ($) shares in Thousands, $ in Thousands				9 Months Ended
	Jun. 27, 2025	Jun. 09, 2025	Apr. 02, 2025	Sep. 30, 2025
DebtLineItems [Line Items]
Proceeds from sale of shares and warrants	$ 190	$ 5,921	$ 1,090	$ 7,201
Prefunded Warrant [Member]
DebtLineItems [Line Items]
Common stock shares issued and sold (in shares)		622	34	656
Common Stock [Member]
DebtLineItems [Line Items]
Common stock shares issued and sold (in shares)	121	3,182	662	3,965